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           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

1.     Name and address of issuer:          CGM Capital Development Fund
                                            The CGM Funds
                                            222 Berkeley Street
                                            Boston, MA 02116

2. Name of each series or class of funds for which this notice is filed: CGM Capital Development Fund

3.     Investment Company Act File Number: 811-933
       Securities Act File Number: 2-16252

4.     Last day of fiscal year for which this notice is filed: December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ___

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9. Number and aggregate sale price of securities sold during the fiscal year: 1,007,187 Shares, $24,146,671

10. Number and aggregate sale price of securities and during the fiscal year in reliance upon registration pursuant to rule 24f-2: 1,007,187 Shares, $24,146,671


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 1,007,154 Shares, $27,524,450


12.    Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
             Item 10):                                           $ 24,146,671


       (ii)  Aggregate price of shares issued in connection
             with dividend reinvestment plans (from Item 11,
             if applicable):                                     + 27,524,450


       (iii) Aggregate price of shares redeemed or
             repurchased during the fiscal year (if
             applicable):                                        - 59,772,451
                                                                 ------------

       (iv)  Aggregate price-of shares redeemed or
             repurchased and previously applied as a
             reduction to filing fees pursuant to
             rule 24f-2 (if applicable):                         +          0


       (v)   Net aggregate price of securities sold and
             issued during the fiscal year, in reliance on
             rule 24f-2 (line (i), plus line (ii), less line
             (iii), plus line (iv) (if applicable):                (8,101,330)
                                                                 ------------


       (vi)  Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or regulation (see instruction C.6):                x     1/2900

       (vii) Fee due [line (i) or line (v) multiplied by
             line (vi)]:                                                    0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a): ___

       Date of mailing or wire transfer of filing fees to the Commission's
       lockbox depository:   N/A

                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)  /s/ Frank N. Strauss
                                     --------------------
                                     Treasurer
                                     --------------------


         Date: 2/27/96
         -------------


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                                                   February 21, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

         Re:      Form 24F-2 of CGM Capital Development Fund
                  File Nos. 2-16252 and 811-933

Ladies and Gentlemen:

         As counsel to CGM Capital Development Fund (the "Trust"), we have been requested to render this opinion in connection with the filing by the Trust of a Form 24F-2 (the "Notice") with respect to its fiscal year ended December 31, 1995.

         Reference is made to Section 7 of the Notice wherein the Trust reports the number of shares (the "Shares") representing interests in the Original Series of the Trust sold during the fiscal year ended December 31, 1995 in reliance upon Rule 24f-2 under the Investment Company Act of 1940, as amended.

         We have examined the Trust's Agreement and Declaration of Trust dated January 16, 1986, as amended, the By-Laws of the Trust, as amended, the Notice, certain votes adopted by the Trustees of the Trust, and such other documents as we deemed necessary for purposes of this opinion.

         Based upon the foregoing, and assuming that all of the Shares were sold, issued and paid for in accordance with the terms of the Trust's Prospectus and Statement of Additional Information for its Original Series, as contained in the Trust's Registration Statement on Form N-1A in effect at the time of sale, in our opinion the Shares were legally issued and are fully paid and non-assessable by the Trust.

                                               Very truly yours,

                                           /s/ Goodwin, Procter & Hoar

                                               GOODWIN, PROCTER & HOAR


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